Organization and Description of Business (Tables)	6 Months Ended	12 Months Ended
	Jul. 31, 2021	Jan. 31, 2021
Accounting Policies [Abstract]
Schedule of disaggregation of revenues
	Three Months Ended		Six Months Ended
	July 31,		July 31,
	2021	2020	2021	2020
Revenue by type
Sale of goods	$213,739	$59,450	$541,251	$120,770
Services	-	25,000	105,976	83,044
Total	$213,739	$84,450	$647,227	$203,814

	Years Ended January 31,
	2021	2020
Revenue by type
Sale of goods	$737,519	$124,958
Services	206,183	245,679
Total	$943,702	$370,637

Schedule of revenue by geographical location
	Three Months Ended		Six Months Ended
	July 31,		July 31,
	2021	2020	2021	2020
Revenue by geographic location:
United States	$213,739	$25,000	$560,627	$83,044
Foreign	-	59,450	86,600	120,770
	$213,739	$84,450	$647,227	$203,814

	Years Ended January 31,
	2021	2020
Revenue by geographical location
United States	$360,378	$245,679
Foreign	583,324	124,958
Total	$943,702	$370,637

Schedule of property plant and equipment
Lab Equipment	5-10 years
Furniture and fixtures	3 years
Machinery and equipment	10-20 years

Lab Equipment	5-10 years
Furniture and fixtures	3 years
Machinery and equipment	10-20 years